Pledged assets, guarantees and commitments - Summary of detailed information about commitments and guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Total	$ 3,963	$ 1,655
Commitments for loan funding
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Total	3,963	1,655
Guarantees | Guarantees
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Total	$ 0	$ 0